Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
Initial Public Offering

Note 3. Initial Public Offering

On October 23, 2017, the Company sold 34,500,000 units, including the issuance of 4,500,000 units as a result of the underwriters’ exercise of their over-allotment option in full, at a price of $10.00 per unit in the IPO. Each unit consists of one Class A ordinary share and one-third of one redeemable warrant. Each whole warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).

Note 3. Initial Public Offering

On October 23, 2017, the Company sold 34,500,000 units, including the issuance of 4,500,000 units as a result of the underwriters’ exercise of their over-allotment option in full, at a price of $10.00 per unit in the IPO. Each unit consists of one Class A ordinary share and one-third of one redeemable warrant. Each whole warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).